UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2015

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 85.7%
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 2.7%
Delphi Automotive PLC	4,131	$354,151
Goodyear Tire & Rubber Co.	3,806	124,342
Johnson Controls Inc.	4,660	184,023
Lear Corp.	1,113	136,710
Tenneco Inc.	222	10,192	*

Total Auto Components		809,418

Automobiles - 3.0%
General Motors Co.	22,204	755,158
Harley-Davidson Inc.	2,975	135,035

Total Automobiles		890,193

Hotels, Restaurants & Leisure - 0.4%
Wyndham Worldwide Corp.	1,705	123,868

Media - 6.6%
CBS Corp., Class B Shares	5,244	247,150
Interpublic Group of Cos. Inc.	5,976	139,121
Omnicom Group Inc.	3,292	249,073
Scripps Networks Interactive Inc., Class A Shares	1,472	81,269
TEGNA Inc.	849	21,666
Thomson Reuters Corp.	11,345	429,408
Tribune Media Co., Class A Shares	912	30,835
Twenty-First Century Fox Inc., Class A Shares	19,761	536,709
Viacom Inc., Class B Shares	4,890	201,272

Total Media		1,936,503

Multiline Retail - 2.5%
Macy’s Inc.	4,800	167,904
Nordstrom Inc.	708	35,266
Target Corp.	7,400	537,314

Total Multiline Retail		740,484

Specialty Retail - 1.4%
Bed Bath & Beyond Inc.	2,455	118,454	*
Foot Locker Inc.	1,737	113,061
GameStop Corp., Class A Shares	1,549	43,434
Gap Inc.	5,314	131,256

Total Specialty Retail		406,205

Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd.	703	28,162	*

TOTAL CONSUMER DISCRETIONARY		4,934,833

CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Coca-Cola Enterprises Inc.	1,661	81,788

Food Products - 3.4%
Archer-Daniels-Midland Co.	8,046	295,127
Mondelez International Inc., Class A Shares	14,113	632,827
Pilgrim’s Pride Corp.	4,085	90,238

Total Food Products		1,018,192

TOTAL CONSUMER STAPLES		1,099,980

ENERGY - 6.6%
Energy Equipment & Services - 0.2%
Oceaneering International Inc.	1,196	44,874

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.4%
HollyFrontier Corp.	2,096	$83,610
Marathon Petroleum Corp.	6,506	337,271
Phillips 66	8,098	662,416
Tesoro Corp.	1,929	203,259
Valero Energy Corp.	7,879	557,124
Western Refining Inc.	1,253	44,632

Total Oil, Gas & Consumable Fuels		1,888,312

TOTAL ENERGY		1,933,186

FINANCIALS - 13.8%
Banks - 2.5%
JPMorgan Chase & Co.	10,987	725,471

Capital Markets - 2.1%
Ameriprise Financial Inc.	2,707	288,079
Bank of New York Mellon Corp.	4,854	200,082
T. Rowe Price Group Inc.	1,877	134,186

Total Capital Markets		622,347

Consumer Finance - 0.8%
Discover Financial Services	2,902	155,605
Navient Corp.	6,098	69,822
Santander Consumer USA Holdings Inc.	1,558	24,695	*

Total Consumer Finance		250,122

Diversified Financial Services - 1.2%
Intercontinental Exchange Inc.	526	134,793
Principal Financial Group Inc.	2,149	96,662
Voya Financial Inc.	3,178	117,300

Total Diversified Financial Services		348,755

Insurance - 7.2%
AFLAC Inc.	6,609	395,879
Allstate Corp.	5,597	347,518
Arch Capital Group Ltd.	1,148	80,073	*
Assurant Inc.	300	24,162
Assured Guaranty Ltd.	2,369	62,613
Axis Capital Holdings Ltd.	800	44,976
CNO Financial Group Inc.	2,161	41,253
Hartford Financial Services Group Inc.	5,715	248,374
Lincoln National Corp.	1,981	99,565
Reinsurance Group of America Inc.	531	45,427
Torchmark Corp.	1,434	81,967
Travelers Cos. Inc.	4,967	560,576
Validus Holdings Ltd.	1,278	59,159
W.R. Berkley Corp.	536	29,346

Total Insurance		2,120,888

TOTAL FINANCIALS		4,067,583

HEALTH CARE - 2.6%
Health Care Providers & Services - 2.6%
Anthem Inc.	4,161	580,210
Humana Inc.	1,050	187,435

TOTAL HEALTH CARE		767,645

INDUSTRIALS - 21.9%
Aerospace & Defense - 10.2%
Boeing Co.	5,586	807,680
General Dynamics Corp.	2,686	368,949
Huntington Ingalls Industries Inc.	397	50,359
Lockheed Martin Corp.	2,604	565,459
Northrop Grumman Corp.	1,547	292,089
Raytheon Co.	2,539	316,182
United Technologies Corp.	6,500	624,455

Total Aerospace & Defense		3,025,173

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Airlines - 3.0%
Alaska Air Group Inc.	1,058	$85,180
Allegiant Travel Co.	26	4,364
American Airlines Group Inc.	5,484	232,247
Delta Air Lines Inc.	6,289	318,789
Southwest Airlines Co.	5,516	237,519

Total Airlines		878,099

Commercial Services & Supplies - 0.1%
Pitney Bowes Inc.	1,416	29,240

Construction & Engineering - 0.2%
Fluor Corp.	1,168	55,153

Electrical Equipment - 1.5%
Eaton Corp. PLC	3,284	170,899
Emerson Electric Co.	5,554	265,648
Rockwell Automation Inc.	215	22,061

Total Electrical Equipment		458,608

Industrial Conglomerates - 2.5%
3M Co.	4,828	727,290

Machinery - 3.8%
AGCO Corp.	133	6,037
Caterpillar Inc.	4,815	327,228
Crane Co.	90	4,306
Deere & Co.	2,767	211,039
Illinois Tool Works Inc.	3,074	284,898
Lincoln Electric Holdings Inc.	565	29,318
Nordson Corp.	409	26,237
Parker Hannifin Corp.	1,140	110,557
Stanley Black & Decker Inc.	1,269	135,440

Total Machinery		1,135,060

Professional Services - 0.2%
Manpowergroup Inc.	627	52,850

Road & Rail - 0.0%
Avis Budget Group Inc.	166	6,024	*

Trading Companies & Distributors - 0.4%
United Rentals Inc.	773	56,073	*
W. W. Grainger Inc.	254	51,458

Total Trading Companies & Distributors		107,531

TOTAL INDUSTRIALS		6,475,028

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 2.7%
QUALCOMM Inc.	15,768	788,164

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	16,404	299,865

IT Services - 0.3%
DST Systems Inc.	560	63,873
Teradata Corp.	1,021	26,975	*

Total IT Services		90,848

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments Inc.	7,421	406,745

Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc.	11,239	1,183,017

TOTAL INFORMATION TECHNOLOGY		2,768,639

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
MATERIALS - 9.5%
Chemicals - 8.3%
CF Industries Holdings Inc.		3,726	$152,058
Dow Chemical Co.		17,615	906,820
E.I. du Pont de Nemours & Co.		7,403	493,040
LyondellBasell Industries NV, Class A Shares		7,236	628,808
Mosaic Co.		5,447	150,283
Valspar Corp.		1,283	106,425

Total Chemicals			2,437,434

Containers & Packaging - 1.2%
Bemis Co. Inc.		1,532	68,465
Crown Holdings Inc.		1,225	62,108	*
International Paper Co.		3,707	139,754
Silgan Holdings Inc.		971	52,162
Sonoco Products Co.		725	29,631

Total Containers & Packaging			352,120

TOTAL MATERIALS			2,789,554

UTILITIES - 1.5%
Electric Utilities - 1.0%
PPL Corp.		8,863	302,494

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.		10,878	104,102
Calpine Corp.		3,193	46,203	*

Total Independent Power and Renewable Electricity Producers			150,305

TOTAL UTILITIES			452,799

TOTAL COMMON STOCKS (Cost - $25,969,158)			25,289,247

INVESTMENT IN UNDERLYING FUNDS - 0.4%
iShares Trust - iShares Russell 1000 Value Index Fund (Cost - $124,927)		1,260	123,304

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $26,094,085)			25,412,551

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $316,107)	0.225%	316,107	316,107

TOTAL INVESTMENTS - 87.2% (Cost - $26,410,192#)			25,728,658
Other Assets in Excess of Liabilities - 12.8%			3,766,295

TOTAL NET ASSETS - 100.0%			$29,494,953

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$25,289,247	—	—	$25,289,247
Investment in underlying funds	123,304	—	—	123,304

Total long-term investments	$25,412,551	—	—	$25,412,551

Short-term investments†	316,107	—	—	316,107

Total investments	$25,728,658	—	—	$25,728,658

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$578,007
Gross unrealized depreciation	(1,259,541)

Net unrealized depreciation	$(681,534)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 22, 2016